Provisions for expected credit losses/impairment charges - Reconciliation of provision for impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of provision for impairment charges AASB 139
Balance as at beginning of year	$ 3,913	$ 3,053	$ 3,119	$ 3,602
Write-offs	(1,170)	(1,154)	(1,127)	(1,656)	$ (1,189)
Balance as at end of year	$ 6,132	3,913	3,053	3,119	$ 3,602
Loans and credit commitments
Reconciliation of provision for impairment charges AASB 139
Balance as at beginning of year		3,053
Balance as at end of year			3,053
Loans and credit commitments | Individually assessed
Reconciliation of provision for impairment charges AASB 139
Balance as at beginning of year		422	480
Provisions raised			371
Write-backs			(150)
Write-offs			(269)
Interest adjustment			(11)
Other adjustments			1
Balance as at end of year			422	480
Loans and credit commitments | Collectively assessed
Reconciliation of provision for impairment charges AASB 139
Balance as at beginning of year		2,631	2,639
Provisions raised			668
Write-offs			(858)
Interest adjustment			179
Other adjustments			3
Balance as at end of year			2,631	$ 2,639
Loans
Reconciliation of provision for impairment charges AASB 139
Balance as at beginning of year		2,814
Balance as at end of year			2,814
Credit commitments
Reconciliation of provision for impairment charges AASB 139
Balance as at beginning of year		$ 239
Balance as at end of year			$ 239